Payroll and Social Charge (Tables)	3 Months Ended
Mar. 31, 2026
Payroll and Social Charge [Abstract]
Schedule of Payroll and Social Charge
	March 31, 2026	December 31, 2025

Social charges in installments	292,436	284,915
Bonus and vacation along with related social charges	765,898	929,070
Salaries and related social charges	510,463	617,129
Others	28,035	17,110
	1,596,832	1,848,224
Breakdown:
Current liabilities	1,291,550	1,560,159
Non-current liabilities	305,282	288,065
	1,596,832	1,848,224